PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Gain on settlement of financial contract liability	$ 6,857
Impairment loss recognised in profit or loss, property and equipment	$ 14,559	$ 870	$ 1,070
Minimum [Member]
Statements Line Items
Discount rate used to calculate the net present value of cash flows	12.75%
Maximum [Member]
Statements Line Items
Discount rate used to calculate the net present value of cash flows	14.50%
Canada, Drake/Woodrush [Member]
Statements Line Items
Impairment loss recognised in profit or loss, property and equipment	$ 3,100	870
United States, Kokopelli [Member]
Statements Line Items
Impairment loss recognised in profit or loss, property and equipment	$ 11,459